Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Other Financial Liabilities
21	OTHER FINANCIAL LIABILITIES
The composition of the other financial liabilities as of December 31, 2021 and 2020 is as follows:

Composition	12/31/2021	12/31/2020
Credit and debit card settlement - due to merchants	33,045,879	25,967,336
Amounts payable for spot purchases of foreign currency pending settlement	15,511,801	12,754,523
Amounts payable for other spot purchases pending settlement	7,072,321	23,406,227
Payment orders pending t o foreign exchange settlement	2,974,408	4,638,594
Collections and other transactions on account and behalf of others	2,431,762	2,133,627
Amounts payable for spot purchases of government securities pending settlement	1,622,800	634,787
Finance leases liabilities (see note 22)	1,420,172	1,774,360
Other	3,855,976	2,977,811

Total	67,935,119	74,287,265